Accrued Payroll And Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current:
Accrued payroll	$ 74,311	$ 82,396
Long-term incentive plan	248	806
Dividends payable	0	12,509
Accrued expenses	11,817	8,720
Other liabilities	6,736	7,641
Accrued payroll and other liabilities, Current	93,112	112,072
Non-current:
Other liabilities	19,381	18,440
Accrued payroll and other liabilities	$ 19,381	$ 18,440